UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21075

Dreyfus Institutional Cash Advantage Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	10/31/14

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
Institutional Cash
Advantage Fund

SEMIANNUAL REPORT October 31, 2014

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	Letter to Shareholders
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses With Those of Other Funds
6	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus Institutional
Cash Advantage Fund

The Fund

LETTER TO SHAREHOLDERS

Dear Shareholder:

This semiannual report for Dreyfus Institutional Cash Advantage Fund covers the six-month period ended October 31, 2014. During the reporting period, the fund’s Administrative Advantage shares produced an annualized yield of 0.00%, Participant Advantage yielded 0.00%, Institutional Advantage shares yielded 0.06%, and Investor Advantage yielded 0.00%.Taking into account the effects of compounding, the fund’s Administrative Advantage shares, Participant Advantage shares, Institutional Advantage shares, and Investor Advantage shares produced annualized effective yields1 of 0.00%, 0.00%, 0.06%, and 0.00%, respectively.2

Stocks and long-term bonds generally rallied in the midst of an accelerating economic recovery and low inflation over the reporting period. Nonetheless, money market yields remained steady near historical lows, anchored by an unchanged overnight federal funds rate between 0% and 0.25%.

U.S. Economy Rebounded after Soft Patch

In the months before the reporting period began, investors worried that economic and geopolitical instability in the emerging markets might derail the U.S. economic recovery. In addition, U.S. GDP contracted at a surprising 2.1% annualized rate over the first quarter of 2014 due to reduced export activity, slowing inventory accumulation by businesses, and the dampening effects of harsh winter weather on corporate spending and housing market activity.

U.S. economic activity appeared to get back on track by the start of the reporting period. Nonfarm payroll employment rose by 229,000 in May, 2014, and the unemployment rate was unchanged at 6.3%. Meanwhile, manufacturing activity accelerated for the fourth consecutive month, and personal incomes posted a healthy gain. The U.S. economy continued to show signs of renewed strength in June, when 267,000 jobs were created and the unemployment rate dipped to 6.1%. Data released during the month indicated that manufacturing activity, personal incomes, and home sales continued to grow. Perhaps most notably, inflation began to accelerate as the Consumer Price Index climbed 2.1% compared to one year earlier. It later was estimated that the U.S. economy rebounded at a robust 4.6% annualized rate during the second quarter.

July provided further evidence of economic recovery.The unemployment rate ticked slightly higher to 6.2%, but 243,000 new jobs were created during the month. Moreover, new claims for unemployment insurance fell to their lowest level since 2006.The Federal Reserve Board (the “Fed”) implemented additional reductions in its bond purchases at its meetings in June and July, putting the quantitative easing program on track for elimination in the fall. August saw further economic improvement when retail sales and new home sales moved sharply higher. In contrast, new job creation fell to 180,000 in August even as the unemployment rate inched lower to 6.1%. Inflation moderated during the month due to declining fuel prices.

In September, the economic recovery created 248,000 new jobs, and the unemployment rate fell to 5.9%, its lowest level since June 2008.The manufacturing and service sectors expanded for their 16th and 56th consecutive months, respectively, but at a slower pace than in August. Meanwhile, falling energy prices helped offset rising housing and food prices, contributing to a mild inflation rate of just 0.1% during the month. The Fed once again reduced its quantitative easing program at the September meeting of its Federal Open Market Committee. The U.S. Department of Commerce later estimated that U.S. GDP grew at an annualized 3.5% rate during the third quarter of 2014.

Early October saw heightened volatility in long-term financial markets due to disappointing GDP growth and deflation fears in Europe, which some believe threatened the U.S. economy. Markets bounced back over the second half of the month when U.S. economic data stayed positive, including an unemployment rate of 5.8% and the creation of 214,000 jobs. Moreover, personal incomes rose, and fuel prices fell, giving consumers greater confidence and purchasing power.

Fed Remains Committed to Low Short-Term Rates

Despite falling long-term interest rates over the reporting period, money market yields remained steady near zero percent. In addition, yield differences along the market’s maturity spectrum stayed relatively narrow.

Although the Fed ended its quantitative easing program on October 31, monetary policymakers reiterated that their target for short-term interest rates is likely to remain unchanged for “a considerable time.” In July, regulators issued changes to the

The Fund 3

LETTER TO SHAREHOLDERS (continued)

rules governing prime money market funds, but the new regulations will not become effective until 2016.Therefore, the industry’s operations and asset flows have so far been relatively unaffected.

In this environment, and as we have for some time, we have maintained the fund’s weighted average maturity in a market-neutral position, and we have remained focused on well-established issuers with good quality and liquidity characteristics. In our view, these remain prudent strategies until we see more solid evidence that short-term interest rates are poised to rise.

Patricia A. Larkin
Senior Portfolio Manager
November 17, 2014
New York, N.Y.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term corporate, asset-backed securities holdings and municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSROs (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.

1 Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.
2 Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated, or modified at any time. Had these expenses not been absorbed, the fund’s yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Institutional Cash Advantage Fund from May 1, 2014 to October 31, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2014

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.61	$.91	$.91	$.86
Ending value (after expenses)	$1,000.30	$1,000.00	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2014

	Institutional	Administrative	Investor	Participant
	Advantage	Advantage	Advantage	Advantage
Expenses paid per $1,000†	$.61	$.92	$.92	$.87
Ending value (after expenses)	$1,024.60	$1,024.30	$1,024.30	$1,024.35

†	Expenses are equal to the fund’s annualized expense ratio of .12% for Institutional Advantage, .18% for
Administrative Advantage, .18% for Investor Advantage and .17% for Participant Advantage, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 5

STATEMENT OF INVESTMENTS

October 31, 2014 (Unaudited)

	Principal
Negotiable Bank Certificates of Deposit—35.5%	Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.23%, 11/7/14	390,000,000	[a]	390,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%—0.25%, 12/11/14—3/26/15	650,000,000		650,000,000
BNP Paribas (Yankee)
0.22%, 2/2/15	496,000,000		496,000,000
Credit Agricole (Yankee)
0.11%, 11/28/14	500,000,000		500,000,000
Credit Industriel et Commercial (Yankee)
0.13%, 11/6/14	500,000,000		500,000,000
Credit Suisse New York (Yankee)
0.23%, 12/1/14	200,000,000		200,000,000
Mitsubishi UFJ Trust and Banking Corp. (Yankee)
0.26%, 3/6/15	300,000,000	[b]	300,000,000
Mizuho Bank Ltd/NY (Yankee)
0.20%—0.21%, 11/3/14—1/9/15	1,250,000,000		1,250,000,000
National Australia Bank (Yankee)
0.22%, 11/10/14	150,000,000	[a,b]	150,000,000
Norinchukin Bank/NY (Yankee)
0.20%—0.21%, 11/5/14—2/2/15	1,013,000,000		1,012,996,127
Oversea-Chinese Banking Corp./NY (Yankee)
0.23%, 2/5/15—3/17/15	642,000,000		642,000,000
Rabobank Nederland/NY (Yankee)
0.20%—0.22%, 11/3/14—12/22/14	700,000,000		700,000,000
Royal Bank of Canada (Yankee)
0.26%, 11/3/14	775,000,000	[a]	775,000,000
Skandinaviska Enskilda Banken NY (Yankee)
0.23%, 11/7/14	250,000,000		250,000,000
Sumitomo Mitsui Banking Corp. (Yankee)
0.25%—0.26%, 12/3/14—3/11/15	650,000,000	[b]	650,000,000
Toronto Dominion Bank NY (Yankee)
0.31%, 10/26/15	300,000,000		300,000,000
Toronto Dominion Bank NY (Yankee)
0.22%, 11/24/14	350,000,000	[a]	350,000,000
Wells Fargo Bank, NA
0.25%—0.26%, 11/3/14—1/12/15	995,000,000	[a]	995,000,000
Total Negotiable Bank Certificates of Deposit
(cost $10,110,996,127)	10,110,996,127

	Principal
Commercial Paper—21.8%	Amount ($)		Value ($)
ANZ International Ltd.
0.24%, 11/28/14	100,000,000	[a,b]	100,000,000
ASB Finance Ltd.
0.26%, 11/3/14	125,000,000	[a,b]	125,000,000
Australia and New Zealand Banking Group Ltd.
0.23%—0.24%, 11/10/14—11/28/14	295,000,000	[a,b]	295,000,000
BNP Paribas Finance Inc.
0.22%, 1/15/15	350,000,000		349,839,583
Caisse des Depots et Consignations
0.16%, 11/6/14	500,000,000		499,988,889
Commonwealth Bank of Australia
0.24%, 1/9/15—1/23/15	460,000,000	[a,b]	459,979,528
CPPIB Capital Inc.
0.25%—0.30%, 1/12/15—2/11/15	300,000,000		299,832,500
Credit Suisse New York
0.23%, 12/11/14	250,000,000		249,936,111
Erste Abwicklungsanstalt
0.17%, 1/8/15—1/27/15	125,000,000		124,957,618
Fortis Funding LLC
0.25%, 11/3/14	500,000,000	[b]	499,993,056
General Electric Capital Corp.
0.23%, 2/3/15	150,000,000		149,909,917
JPMorgan Securities LLC (3A3)
0.27%, 4/7/15	300,000,000		299,646,750
JPMorgan Securities LLC (4(2))
0.35%, 11/10/14	300,000,000	[a,b]	300,000,000
Mitsubishi UFJ Trust and Banking Corp.
0.20%, 11/7/14	200,000,000	[b]	199,993,333
Nordea Bank AB
0.23%, 4/2/15	500,000,000	[b]	499,525,000
NRW Bank
0.12%, 11/10/14	50,000,000	[b]	49,998,563
Rabobank USA Financial Corp.
0.22%, 2/5/15	250,000,000		249,856,667
Sumitomo Mitsui Banking Corp.
0.25%—0.26%, 11/3/14—3/13/15	585,000,000	[b]	584,630,189
United Overseas Bank Ltd.
0.23%, 3/20/15	100,000,000	[b]	99,911,195

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Commercial Paper (continued)	Amount ($)		Value ($)
Westpac Banking Corp.
0.30%, 1/12/15	100,000,000	[b]	99,948,333
Westpac Banking Corp.
0.23%—0.24%, 11/24/14—1/12/15	670,000,000	[a,b]	670,000,000
Total Commercial Paper
(cost $6,207,947,232)			6,207,947,232

Asset-Backed Commercial Paper—2.8%
Alpine Securitization Corp.
0.23%, 12/22/14	200,000,000	[b]	199,934,833
Collateralized Commercial Paper II Co., LLC
0.29%, 12/29/14	400,000,000	[b]	399,813,111
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/25/15—4/24/15	200,000,000		199,758,333
Total Asset-Backed Commercial Paper
(cost $799,506,277)			799,506,277

Corporate Notes—.9%
Wells Fargo Bank, NA
0.25%, 1/20/15
(cost $265,494,988)	265,000,000	[a]	265,494,988

Time Deposits—25.9%
Australia and New Zealand
Banking Group Ltd. (Grand Cayman)
0.07%, 11/3/14	115,000,000		115,000,000
Credit Agricole (Grand Cayman)
0.07%, 11/3/14	245,000,000		245,000,000
DnB Bank (Grand Cayman)
0.05%, 11/3/14	1,200,000,000		1,200,000,000
DZ Bank AG (Grand Cayman)
0.04%, 11/3/14	300,000,000		300,000,000
Lloyds Bank (London)
0.05%, 11/3/14	1,200,000,000		1,200,000,000
Natixis New York (Grand Cayman)
0.05%, 11/3/14	604,000,000		604,000,000
Nordea Bank Finland (Grand Cayman)
0.04%, 11/3/14	800,000,000		800,000,000

	Principal
Time Deposits (continued)	Amount ($)		Value ($)
Skandinaviska Enskilda Banken NY (Grand Cayman)
0.05%, 11/3/14	693,000,000		693,000,000
Standard Chartered Bank
0.05%, 11/3/14	1,200,000,000		1,200,000,000
Swedbank (Grand Cayman)
0.05%, 11/3/14	1,000,000,000		1,000,000,000
Total Time Deposits
(cost $7,357,000,000)			7,357,000,000

U.S. Government Agency—.7%
Federal Home Loan Bank
0.02%, 11/26/14
(cost $192,104,332)	192,107,000		192,104,332

U.S. Treasury Notes—1.1%
0.06%—0.13%, 11/15/14—11/30/14
(cost $300,191,005)	300,000,000		300,191,005

Repurchase Agreements—11.3%
Bank of Nova Scotia
0.10%, dated 10/31/14, due 11/3/14 in the
amount of $540,004,500 (fully collateralized by
$72,562,988 Federal Farm Credit Bank, 0.19%-6.13%,
due 11/19/14-11/23/32, value $72,791,683,
$130,822,140 Federal Home Loan Bank, 0%-5.38%,
due 11/24/14-5/9/33, value $130,971,926,
$78,744,044 Federal Home Loan Mortgage Corp.,
0%-6.75%, due 11/13/14-5/22/37, value $81,093,313,
$263,927,277 Federal National Mortgage Association,
0%-8.95%, due 11/18/14-4/18/36, value $265,289,510,
$222,766 U.S. Treasury Bonds, 6.25%-8.13%,
due 5/15/21-8/15/23, value $308,871 and
$342,217 U.S. Treasury Notes, 2%,
due 11/15/21, value $345,146)	540,000,000		540,000,000
Barclays Capital, Inc.
0.28%, dated 9/23/14-10/2/14, due 12/10/14
in the amount of $250,000,000 (fully collateralized
by $10,692,614 Various Common Stocks,
value $275,000,027)	250,000,000	[c]	250,000,000

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Repurchase Agreements (continued)	Amount ($)		Value ($)
Barclays Capital, Inc.
0.08%, dated 10/31/14, due 11/3/14 in the
amount of $1,135,007,567 (fully collateralized by
$55,193,772 Federal Home Loan Mortgage Corp.,
3.50%, due 11/1/42, value $52,405,539,
$436,336,834 Federal National Mortgage
Association, 3%-4.50%, due 6/1/28-3/1/43,
value $422,322,615 and $858,752,093
Government National Mortgage Association,
2.49%-8%, due 8/15/24-9/20/64,
value $682,971,846)	1,135,000,000		1,135,000,000
Credit Agricole CIB
0.07%-0.08% dated 10/31/14, due 11/3/14 in
the amount of $600,003,833 (fully collateralized
by $248,366,615 Federal Home Loan Mortgage Corp.,
2.17%-7%, due 11/1/14-10/1/44, value $73,201,101,
$448,072,665 Federal National Mortgage Association,
1.87%-7%, due 7/1/16-10/1/44, value $172,102,281,
$576,983 Government National Mortgage Association,
1.14%-5%, due 1/20/37-9/20/64, value $478,857,
$155,600 U.S. Treasury Bills, due 4/20/15,
value $155,566, $42,930,669 U.S. Treasury
Inflation Protected Securities, 0.13%-3.38%,
due 4/15/18-2/15/42, value $45,322,125 and
$317,389,381 U.S. Treasury Notes,
1.50%-4.13%, due 5/15/15-8/15/24,
value $320,740,074)	600,000,000		600,000,000
Goldman, Sachs & Co.
0.03%, dated 10/31/14, due 11/3/14 in the amount of
$52,000,130 (fully collateralized by $42,349,900 U.S.
Treasury Inflation Protected Securities, 1.88%, due
7/15/15, value $53,040,049)	52,000,000		52,000,000
Merrill Lynch & Co. Inc.
0.33%-0.34%, dated 8/4/14-9/16/14, due 12/9/14
in the amount of $475,000,000 (fully collateralized
by $14,710,283 Various Common Stocks,
value $522,500,078)	475,000,000	[c]	475,000,000

	Principal
Repurchase Agreements (continued)	Amount ($)	Value ($)
SG Americas Securities, LLC
0.31%, dated 9/23/14, due 12/9/14 in the
amount of $150,000,000 (fully collateralized by
$3,347,877 Various Common Stocks,
value $165,000,001)	150,000,000 [c]	150,000,000
Total Repurchase Agreements
(cost $3,202,000,000)		3,202,000,000

Total Investments (cost $28,435,239,961)	100.0%	28,435,239,961
Cash and Receivables (Net)	.0%	1,344,803
Net Assets	100.0%	28,436,584,764

a Variable rate security—interest rate subject to periodic change.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At October 31, 2014, these securities amounted to $5,683,727,141 or 20.0% of net assets.
c Investment has a put feature and a variable or floating rate.The interest rate shown is the current rate as of October 31,
2014 and changes periodically.The maturity date reflects early termination date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Banking	81.9	Savings and Loans	1.7
Repurchase Agreements	11.3	Finance	.5
Asset-Backed/Banking	2.8
U.S. Government and Agency	1.8		100.0

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of
investments (including Repurchase Agreements
of $3,202,000,000)—Note 1(b)	28,435,239,961	28,435,239,961
Interest receivable		5,270,246
Receivable for shares of Beneficial Interest subscribed		899
Prepaid expenses		102,067
		28,440,613,173
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		3,226,246
Cash overdraft due to Custodian		604,436
Payable for shares of Beneficial Interest redeemed		7,027
Accrued expenses		190,700
		4,028,409
Net Assets ($)		28,436,584,764
Composition of Net Assets ($):
Paid-in capital		28,436,555,101
Accumulated net realized gain (loss) on investments		29,663
Net Assets ($)		28,436,584,764

Net Asset Value Per Share

Institutional Advantage
Net Assets ($)		27,603,254,464
Shares Outstanding		27,603,218,772
Net Asset Value Per Share ($)		1.00
Administrative Advantage
Net Assets ($)		687,341,940
Shares Outstanding		687,347,965
Net Asset Value Per Share ($)		1.00
Investor Advantage
Net Assets ($)		11,956,531
Shares Outstanding		11,956,567
Net Asset Value Per Share ($)		1.00
Participant Advantage
Net Assets ($)		134,031,829
Shares Outstanding		134,031,797
Net Asset Value Per Share ($)		1.00

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2014 (Unaudited)

Investment Income ($):
Interest Income	25,285,146
Expenses:
Management fee—Note 2(a)	21,406,788
Custodian fees—Note 2(b)	511,970
Service plan fees—Note 2(b)	421,535
Trustees’ fees and expenses—Note 2(d)	99,227
Registration fees	47,543
Professional fees	43,260
Prospectus and shareholders’ reports	7,339
Shareholder servicing costs—Note 2(c)	5,181
Miscellaneous	204,889
Total Expenses	22,747,732
Less—reduction in expenses due to undertaking—Note 2(a)	(5,807,073)
Less—reduction in fees due to earnings credits—Note 2(b)	(8,895)
Net Expenses	16,931,764
Investment Income—Net	8,353,382
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	169,987
Net Increase in Net Assets Resulting from Operations	8,523,369

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2014	Year Ended
	(Unaudited)	April 30, 2014
Operations ($):
Investment income—net	8,353,382	15,330,764
Net realized gain (loss) on investments	169,987	316,866
Net Increase (Decrease) in Net Assets
Resulting from Operations	8,523,369	15,647,630
Dividends to Shareholders from ($):
Investment income—net:
Institutional Advantage	(8,353,256)	(15,330,545)
Administrative Advantage	(107)	(192)
Investor Advantage	(2)	(4)
Participant Advantage	(17)	(23)
Total Dividends	(8,353,382)	(15,330,764)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Institutional Advantage	137,758,824,535	183,727,110,685
Administrative Advantage	1,105,017,535	2,484,393,083
Investor Advantage	8,462,620	24,509,735
Participant Advantage	125,803,311	541,549,556
Dividends reinvested:
Institutional Advantage	2,980,319	5,001,175
Administrative Advantage	—	1
Investor Advantage	—	1
Participant Advantage	13	14
Cost of shares redeemed:
Institutional Advantage	(136,693,969,958)	(173,621,627,544)
Administrative Advantage	(890,793,479)	(2,528,385,946)
Investor Advantage	(9,337,713)	(22,027,348)
Participant Advantage	(85,646,192)	(505,461,610)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	1,321,340,991	10,105,061,802
Total Increase (Decrease) in Net Assets	1,321,510,978	10,105,378,668
Net Assets ($):
Beginning of Period	27,115,073,786	17,009,695,118
End of Period	28,436,584,764	27,115,073,786
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
Institutional	October 31, 2014				Year Ended April 30,
Advantage	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment
income—net	.000	[a]	.001	.001	.001	.002	.003
Distributions:
Dividends from
investment
income—net	(.000)[a]		(.001)	(.001)	(.001)	(.002)	(.003)
Net asset value,
end of period	1.00		1.00	1.00	1.00	1.00	1.00
Total Return (%)	.06	[b]	.06	.12	.11	.20	.27
Ratios/Supplemental
Data (%):
Ratio of total
expenses to
average net assets	.16	[b]	.16	.16	.16	.16	.16
Ratio of net
expenses to
average net assets	.12	[b]	.11	.16	.16	.15	.16
Ratio of net investment
income to average
net assets	.06	[b]	.06	.12	.11	.20	.27
Net Assets,
end of period
($ x 1,000)	27,603,254		26,535,254	16,424,459	20,012,342	40,170,075	28,178,302

a	Amount represents less than $.001 per share.
b	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Administrative	October 31, 2014				Year Ended April 30,
Advantage	(Unaudited)		2014		2013		2012		2011	2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001	.002
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)[a]		(.000)	[a]	(.000)[a]		(.001)	(.002)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00	1.00
Total Return (%)	.00	[b,c]	.00	[b]	.05		.04		.13	.19
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.23	[c]	.23		.23		.23		.23	.23
Ratio of net expenses
to average net assets	.18	[c]	.17		.23		.23		.22	.23
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.05		.04		.13	.19
Net Assets, end of period
($ x 1,000)	687,342		473,115		517,102		675,358		752,389	714,946

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

Six Months Ended
Investor	October 31, 2014				Year Ended April 30,
Advantage	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.001
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.000)[a]		(.001)
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.08
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.41	[c]	.41		.43		.42		.41		.42
Ratio of net expenses
to average net assets	.18	[c]	.16		.30		.27		.35		.39
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.13
Net Assets, end of period
($ x 1,000)	11,957		12,832		10,349		10,259		21,488		24,160

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
Participant	October 31, 2014				Year Ended April 30,
Advantage	(Unaudited)		2014		2013		2012		2011		2010
Per Share Data ($):
Net asset value,
beginning of period	1.00		1.00		1.00		1.00		1.00		1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]	.000	[a]
Distributions:
Dividends from
investment income—net	(.000)[a]		(.000)	[a]	(.000)	[a]	(.000)[a]		(.000)[a]		(.000)[a]
Net asset value, end of period	1.00		1.00		1.00		1.00		1.00		1.00
Total Return (%)	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.56	[c]	.56		.56		.56		.56		.56
Ratio of net expenses
to average net assets	.17	[c]	.17		.29		.27		.36		.39
Ratio of net investment income
to average net assets	.00	[b,c]	.00	[b]	.00	[b]	.00	[b]	.00	[b]	.05
Net Assets, end of period
($ x 1,000)	134,032		93,874		57,785		183,861		263,377		289,396

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Institutional Cash Advantage Fund (the “fund”) is the sole series of Dreyfus Institutional Cash Advantage Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Institutional Advantage, Administrative Advantage, Investor Advantage and Participant Advantage. Administrative Advantage, Investor Advantage and Participant Advantage shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Company’s Board of Trustees (the “Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	28,435,239,961
Level 3—Significant Unobservable Inputs	—
Total	28,435,239,961

† See Statement of Investments for additional detailed categorizations.

At October 31, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and is recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller. The fund may also jointly enter into one or more repurchase agreements with other Dreyfus-managed funds in accordance with an exemptive order granted by the SEC pursuant to section 17(d) and Rule 17d-1 under the Act. Any joint repurchase agreements must be collateralized fully by U.S. Government securities.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended April 30, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.

The fund has an unused capital loss carryover of $140,324 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2014.These post-enactment short-term capital losses can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2014 was all ordinary income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At October 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .15% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time. This undertaking is voluntary and not contractual, and may be terminated at any time. In addition, Participant Advantage shares have a current direct expense limit of .51%, which is still in effect.The reduction in expenses, pursuant to the undertaking, amounted to $5,807,073 during the period ended October 31, 2014.

(b) Under the Service Plan adopted pursuant to Rule 12b-1 under the Act, relating to its Administrative Advantage, Investor Advantage and Participant Advantage shares, the fund pays the Distributor for distributing such classes of shares and for advertising and marketing relating to such classes of shares and for providing certain services relating to shareholder accounts in such classes of shares, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts (“Servicing”), at an aggregate annual rate of .07%, .25% and .40% of the value of the average daily net assets of the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares, respectively. The Distributor may pay one or more Service Agents (securities dealers, financial institutions or other industry professionals) a fee with respect to the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The Distributor determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. The fees payable under the Service Plan are payable without regard to actual expenses incurred. During the period ended October 31, 2014, the fund’s Administrative Advantage, Investor Advantage and Participant Advantage shares were charged $205,683, $17,960 and $197,892, respectively, pursuant to the Service Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2014, the fund was charged $4,365 for transfer agency services and $183 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $9.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2014, the fund was charged $511,970 pursuant to the custody agreement.These fees were partially offset by earnings credits of $8,886.

During the period ended October 31, 2014, the fund was charged $3,576 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $3,627,847, Service Plan fees $87,959, custodian fees $319,967, Chief Compliance Officer fees $617 and transfer agency fees $2,262, which are offset against an expense reimbursement currently in effect in the amount of $812,406.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Regulatory Developments:

On July 23, 2014, the SEC adopted amendments to the rules that govern money market mutual funds. In part, the amendments will require structural changes to most types of money market funds to one extent or another; however, the SEC provided for an extended two-year transition period to comply with such structural requirements. At this time, management is evaluating the reforms adopted and the manner for implementing these reforms over time and its impact on the financial statements.

N OT E S

For More Information

Telephone Call your Dreyfus Cash Investment Services Division representative or
1-800-346-3621

Mail Dreyfus Investments Division, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Access Dreyfus Investments Division at www.dreyfus.com.
You can obtain product information and E-mail requests for information or literature.

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

0093SA1014

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Cash Advantage Fund

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    December 18, 2014

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    December 18, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)